THE ARBOR FUND

                           GOLDEN OAK FAMILY OF FUNDS
       INSTITUTIONAL SHARES, CLASS A SHARES AND CLASS B SHARES PROSPECTUS

                       SUPPLEMENT DATED SEPTEMBER 13, 2001
    TO THE INSTITUTIONAL SHARES, CLASS A SHARES AND CLASS B SHARES PROSPECTUS
                               DATED MAY 31, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The following disclosure is inserted at the end of the paragraph under General Information that defines a Business Day.

From September 13, 2001, until the reopening of the New York Stock Exchange, for the Prime Obligation Money Market Portfolio, a Business Day will be any weekday, other than a federal holiday, unless the Fund determines that being open for business is not in the best interest of shareholders.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 THE ARBOR FUND

                         HANCOCK HORIZON FAMILY OF FUNDS
                            CLASS A SHARES PROSPECTUS

                       SUPPLEMENT DATED SEPTEMBER 13, 2001
                        TO THE CLASS A SHARES PROSPECTUS
                               DATED MAY 31, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The following disclosure is inserted at the end of the paragraph under General Information that defines a Business Day.

From September 13, 2001, until the reopening of the New York Stock Exchange, for the Treasury Securities Money Market Fund, a Business Day will be any weekday, other than a federal holiday, unless the Fund determines that being open for business is not in the best interest of shareholders.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 THE ARBOR FUND

                         HANCOCK HORIZON FAMILY OF FUNDS
                   INSTITUTIONAL SWEEP CLASS SHARES PROSPECTUS

                       SUPPLEMENT DATED SEPTEMBER 13, 2001
               TO THE INSTITUTIONAL SWEEP CLASS SHARES PROSPECTUS
                               DATED MAY 31, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The following disclosure is inserted at the end of the paragraph under General Information that defines a Business Day.

From September 13, 2001, until the reopening of the New York Stock Exchange, for the Treasury Securities Money Market Fund, a Business Day will be any weekday, other than a federal holiday, unless the Fund determines that being open for business is not in the best interest of shareholders.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 THE ARBOR FUND

                         HANCOCK HORIZON FAMILY OF FUNDS
                          TRUST CLASS SHARES PROSPECTUS

                       SUPPLEMENT DATED SEPTEMBER 13, 2001
                      TO THE TRUST CLASS SHARES PROSPECTUS
                               DATED MAY 31, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The following disclosure is inserted at the end of the paragraph under General Information that defines a Business Day.

From September 13, 2001, until the reopening of the New York Stock Exchange, for the Treasury Securities Money Market Fund, a Business Day will be any weekday, other than a federal holiday, unless the Fund determines that being open for business is not in the best interest of shareholders.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 THE ARBOR FUND

                         HANCOCK HORIZON FAMILY OF FUNDS
               TRUST CLASS, CLASS A AND CLASS C SHARES PROSPECTUS

                       SUPPLEMENT DATED SEPTEMBER 13, 2001
            TO THE TRUST CLASS, CLASS A AND CLASS C SHARES PROSPECTUS
                               DATED MAY 31, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The following disclosure is inserted at the end of the paragraph under General Information that defines a Business Day.

From September 13, 2001, until the reopening of the New York Stock Exchange, for the Treasury Securities Money Market Fund, a Business Day will be any weekday, other than a federal holiday, unless the Fund determines that being open for business is not in the best interest of shareholders.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE